Inventories - Details (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Inventories
Inventory write-down	R 948	R 451
Inventories held at net realizable value	R 7,739	R 1,803